Taxation (Narrative) (Details)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2011
Taxation
Business tax rate (as a percent)		5.00%
Value-Added Tax, service revenue (as a percent)	6.00%
Value-Added Tax, merchandize revenue (as a percent)	17.00%